                                                [RiverSource Investments logo]



                    PROSPECTUS SUPPLEMENT - AUG. 11, 2006*

RiverSource(SM) Diversified Equity Income Fund (6/16/06)                   S-6475-99 Z
RiverSource Dividend Opportunity Fund (10/3/05)                            S-6341-99 Z
RiverSource Equity Value Fund (5/30/06)                                    S-6382-99 U
RiverSource Mid Cap Value Fund (6/16/06)                                   S-6241-99 G

Effective Aug. 1, 2006, the Portfolio Manager subsection of the Investment Manager section has been revised to add the following portfolio manager:

Paul Stocking, Associate Portfolio Manager
o  Managed the Fund since 2006.
o  Joined RiverSource Investments in 1995 as a Senior Equity Analyst.
o  Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.
o  Began investment career in 1987.
o  MBA, University of Chicago.

The rest of the section remains the same.





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S-6475-1 A (8/06)
Valid until next update
*Destroy May 30, 2007